SCHEDULE I THE SERVICEMASTER COMPANY (PARENT) CONDENSED FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 422,745	$ 328,930	$ 252,698	$ 255,356
Receivables	403,705	374,200
Prepaid expenses and other assets	37,344	38,295
Deferred taxes	107,499	90,609
Total Current Assets	1,081,123	934,123
Other Assets:
Notes receivable from Subsidiaries	22,419	23,322
Long-term marketable securities	126,456	130,456
Other assets	10,197	8,846
Debt issuance costs	44,951	37,798
Total Assets	6,410,914	7,146,823	7,014,688
Current Liabilities:
Accounts payable	86,710	81,641
Accrued liabilities:
Payroll and related expenses	78,188	85,346
Accrued interest payable	54,156	67,011
Other	58,994	70,103
Current portion of long-term debt	52,214	51,838
Total Current Liabilities	898,099	903,057
Long-Term Debt	3,909,039	3,824,032
Other Long-Term Liabilities:
Other long-term obligations, primarily self-insured claims	114,855	133,052
Total Other Long-Term Liabilities	1,049,126	1,171,815
Total Shareholder's Equity	554,650	1,247,919	1,187,527	1,186,331
Total Liabilities and Shareholder's Equity	6,410,914	7,146,823
Parent company
Current Assets:
Cash and cash equivalents	316,528	232,382	132,168	124,674
Receivables	1,164	1,202
Prepaid expenses and other assets	6,597	5,629
Deferred taxes	38,140	39,221
Total Current Assets	362,429	278,434
Other Assets:
Notes receivable from Subsidiaries	2,005,485	1,997,157
Long-term marketable securities	11,987	10,834
Investments in and advances to subsidiaries	2,098,929	2,890,634
Other assets	47,947	51,871
Debt issuance costs	44,850	37,708
Total Assets	4,571,627	5,266,638
Current Liabilities:
Accounts payable	156	192
Accrued liabilities:
Payroll and related expenses	1,709	1,659
Accrued interest payable	54,008	67,000
Other	8,355	2,919
Current portion of long-term debt	93,989	108,428
Total Current Liabilities	158,217	180,198
Long-Term Debt	3,837,872	3,782,391
Other Long-Term Liabilities:
Intercompany payable		12,309
Other long-term obligations, primarily self-insured claims	20,888	43,821
Total Other Long-Term Liabilities	20,888	56,130
Total Shareholder's Equity	554,650	1,247,919
Total Liabilities and Shareholder's Equity	$ 4,571,627	$ 5,266,638